Investments in Associates and Joint Ventures - Loss of Control over MIH - Additional Information (Detail) $ / shares in Units, ₱ in Millions, $ in Millions													1 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($) shares	Dec. 13, 2023 PHP (₱) shares	Aug. 12, 2022	Jul. 29, 2022 PHP (₱)	Apr. 07, 2022 USD ($)	Jun. 11, 2021 USD ($) shares	Jun. 11, 2021 PHP (₱) shares	Mar. 29, 2021 USD ($)	Mar. 12, 2021 PHP (₱)	Jun. 17, 2020 Seat	May 14, 2020 USD ($)	Apr. 16, 2020 USD ($)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 Seat	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 USD ($) Seat	Dec. 31, 2023 PHP (₱) shares	Feb. 28, 2018 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration | ₱				₱ 100									₱ 136
Investment outstanding | ₱															₱ 17,922				₱ 16,618	₱ 1,664
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Subscription share price																		$ 215.0
Percentage of ownership																		48.74%
Number of board seats | Seat										2						6		2
Total consideration												$ 120.0
Issuance of convertible notes												65.0
Issuance of warrants aggregate subscription amount												$ 55.0
Total consideration	$ 28.0
Equity interest														36.97%	36.63%
PLDT Communications and Energy Ventures, Inc. [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership																	48.74%
PLDT Communications and Energy Ventures, Inc. [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership																	43.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class A2 Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of instruments converted | shares																	8,000,000
Par value per share | $ / shares																	$ 1.3685
Total exercise price								$ 9.2
Gain on deemed disposal | ₱									₱ 826
PLDT Communications and Energy Ventures, Inc. [Member] | Class A2 Preferred Shares [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership									43.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class A2 Preferred Shares [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership									41.87%
PLDT Communications and Energy Ventures, Inc. [Member] | C36.82lass B Convertible Preference Shares36.82august [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration						$ 120.8
Total consideration						$ 25.0	₱ 1,218
Number of shares issued | shares						15,600,000	15,600,000
PLDT Communications and Energy Ventures, Inc. [Member] | C36.82lass B Convertible Preference Shares36.82august [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership						41.87%	41.87%
PLDT Communications and Energy Ventures, Inc. [Member] | C36.82lass B Convertible Preference Shares36.82august [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership						38.45%	38.45%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C Convertible Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration					$ 3,252.0
New round of fundraise amount					$ 62.0
Equity interest					37.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C Convertible Preferred Shares [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership			36.82%		38.45%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C Convertible Preferred Shares [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership			36.63%		36.82%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration	80.0
Issuance of convertible notes	80.0
Issuance of warrants aggregate subscription amount	32.0
Total consideration	$ 2,412.0	₱ 1,563
Number of shares issued | shares	12,300,000	12,300,000
Investment outstanding														$ 15.0					₱ 849
Outstanding | shares														6,700,000					6,700,000
Equity interest	37.00%	37.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	36.63%	36.63%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Issuance of convertible notes	$ 11.2
financial assets at FVPL [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Convertible notes [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Issuance of convertible notes											$ 10.8
financial assets at FVPL [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Issuance of convertible notes											$ 9.2